Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
17.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
Austria
EHang GmbH is subject to Austria profits tax of 25% on its activities conducted in Austria.
France
EHang France is subject to France profits tax of 28% on its activities conducted in France.
Spain
EHang Spain is subject to Spain profits tax of 25% on its activities conducted in Spain.
Hong Kong
Ehfly and EHang HK are incorporated in Hong Kong and are subject to Hong Kong profits tax. Hong Kong profits tax for a corporation from the year of assessment 2018 and 2019 onwards is generally 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million.
PRC
The Company’s subsidiaries and the VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.
In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. Qualified as an HNTE, EHang Intelligent was eligible for a 15% preferential rate from 2020 to 2022, EHang GZ was eligible for a 15% preferential rate from 2019 to 2024 and Guangdong EHang Egret Media Technology Co. Ltd. (“EHang Egret GD”) is eligible for 15% preferential rate from 2018 to 2020, EHang Egret GD has not reapplied for HNTE after 2020.

From January 1, 2010 to December 31, 2020, the newly established enterprises in Xinjiang Kashgar and Khorgos, which are two special economic development zones belong to the Xinjiang Difficult Areas Key Encouraged Development Industry Enterprise Income Tax Preferential Catalogue (the ‘‘Catalogue’’), shall be exempted from corporate income tax for five years from the tax year in which the first operating income is obtained. Kashi EHang Egret Media Technology Co., Ltd. (“EHang Egret KS”) established in 2017, engaged in industries that belong to Software Development and Business Service Industry in the catalogue. As the first operating income generated in 2018, EHang Egret KS may enjoy a reduced EIT rate of 0%.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). According to Announcement of the Ministry of Finance and the State Taxation Administration [2021] No.13 (“Circular 13”), manufacturing enterprise with qualified R&D expenses could enjoy R&D Super Deduction, i.e. to claim additional 100% R&D expenses on top of those actually incurred. EHang Intelligent and Yunfu EHang were subject to 100% super deduction while R&D expenses for other entities within the group remain deducted additionally at 75%.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
PRC	(30,412)	(185,000)	(192,495)	(27,909)
Non-PRC	(61,423)	(128,762)	(136,757)	(19,828)

	(91,835)	(313,762)	(329,252)	(47,737)

Income tax expense (benefit) comprises of:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income tax expenses (benefits) applicable to PRC operations
Current income tax expenses	22	113	62	9
Deferred income tax (benefits) expenses	184	—	—	—

Subtotal income tax expenses applicable to PRC operations	206	113	62	9

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	—	21	17	2

Subtotal income tax expenses applicable to Non-PRC operations	—	21	17	2

Total income tax expenses	206	134	79	11

The reconciliations of the income tax expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Loss before income tax expense	(91,835)	(313,762)	(329,252)	(47,737)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(22,959)	(78,440)	(82,313)	(11,934)
Effect of different tax rates in different jurisdictions	14,347	31,370	32,886	4,768
Non-deductible expenses	1,195	5,455	6,758	980
Additional deduction for qualified R&D expenses	(13,646)	(24,197)	(20,731)	(3,006)
Effect on adoption of preferential tax rate	(12)	22	3	—
Changes in tax rate in measurement of deferred tax	3,345	—	—	—
Statutory expense	(1,855)	2,636	2,151	312
Others	133	134	79	11
Change in valuation allowance	19,658	63,154	61,246	8,880

Income tax expenses	206	134	79	11

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

The significant components of the Group’s deferred tax assets (liabilities) were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	103,721	151,160	203,259	29,470
Allowance for doubtful accounts	3,047	17,376	29,288	4,246
Lease liabilities	—	—	18,858	2,734
Welfare payables	4,308	5,807	7,362	1,067
Inventory provision	7,360	7,172	2,472	359
Accrued expenses and other liabilities	1,354	1,329	1,573	228
Intangible assets	—	43	23	3
Unrealized loss on long-term investment	—	69	20	3
Unrealized profit arising from elimination of inter-company transactions	466	474	206	30
Deferred government subsidies	35	15	—	—
Total deferred tax assets	120,291	183,445	263,061	38,140
Less: valuation allowance	(120,291)	(183,445)	(244,691)	(35,477)

Deferred tax assets, net of valuation allowance	—	—	18,370	2,663

Non-current deferred tax liabilities
Right-of-use assets	—	—	(18,370)	(2,663)
Unrealized gain on long-term investment	(292)	(292)	(292)	(42)
Total deferred tax liabilities	(292)	(292)	(18,662)	(2,705)

Deferred tax assets (liabilities), net of valuation allowance	(292)	(292)	(292)	(42)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Valuation allowance
Balance at beginning of the year	100,633	120,291	183,445	26,597
Additions	19,658	63,154	61,246	8,880

Balance at end of the year	120,291	183,445	244,691	35,477

The Group operates through several subsidiaries and the VIEs. Valuation allowance is considered for each of the entities on an individual basis.
Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of December 31, 2021 and 2022, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative loss position and not forecasting profits in the near future.
As of December 31, 2021 and 2022, the Group had deductible tax losses of RMB584,961 and RMB786,444 (US$114,024
)
are derived from entities in the PRC. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTE in 2018 and thereafter. The tax losses of entities in the PRC began to expire from December 31, 2022 to 2031, if not utilized.
As of December 31, 2021 and 2022, the Group had deductible tax losses of RMB31,434 and RMB29,411 (US$4,264) derived from entities in Hong Kong that will not expire if not utilized.

Unrecognized Tax Benefit
As of December 31, 2021 and 2022, the Group had unrecognized tax benefit of RMB5,480 and RMB5,480 (US$795
)
, respectively. The unrecognized tax benefit was mainly related to the withholding tax accrued for the facilitating service in the acquisition of land use right from Guangzhou government by EHang HK on behalf of a third-party buyer in 2017 and under-reported statutory profits before tax. The Group does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021 and 2022, unrecognized tax benefits of RMB5,480 and RMB5,480 (US$795
)
, respectively, if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(5,494)	(12,987)	(5,480)	(795)
Additions based on tax positions related to the current year	(7,673)	—	—	—
Reductions for tax positions of prior years	180	7,507	—	—

Balance at the end of the year	(12,987)	(5,480)	(5,480)	(795)

The Group did
not
record any significant interest and penalties related to an uncertain tax position for the years ended December 31, 2020, 2021 and 2022. Accumulated interest expenses and penalties recorded in unrecognized tax benefit were nil, nil and nil as of December 31, 2020, 2021 and 2022, respectively.
The material jurisdictions in which the Group is subject to potential examination is China. In general, the PRC tax authorities have up to five years to review a company’s tax filings. As of December 31, 2022, the tax years ended December 31, 2017 through year ended as of the reporting dates for WFOE, the VIEs remain open to examination by the PRC tax authorities.